INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
INVESTMENTS ACQUISITIONS GOODWILL AND INTANGIBLE ASSETS (Tables)
Schedule of goodwill
	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2021:	1,212,968	414,151	75,000	1,702,119
Aggregate goodwill acquired	-	-	-	-
Impairment losses	-	-	-	-
Balances at March 31, 2022:	$1,212,968	$414,151	$75,000	$1,702,119

	Direct Solar America	Box Pure Air	EnergyWyze	Total
Balances at December 31, 2019:	$1,966,340	$-	$-	$1,966,340
Aggregate goodwill acquired	-	-	-	-
Goodwill adjustments	(72,600)	-	-	(72,600)
Impairment losses	-	-	-	-
Balances at December 31, 2020:	1,893,740	-	-	1,893,740
Aggregate goodwill acquired	-	414,151	75,000	489,151
Impairment losses	(680,772)	-	-	(680,772)
Balances at December 31, 2021:	$1,212,968	$414,151	$75,000	$1,702,119

Schedule of Fair value of assets acquired
Intangible assets	$-
Goodwill	414,151
Current assets	-
Current liabilities	-
Total net assets acquired	$414,151
The purchase price consists of the following:
Cash	-
Common Stock	414,151
Total purchase price	$414,151
March 31, 2021
Dividend yields	0%
Exercise price based on 10-day VWAP for the common stock	$1.47
Volatility	136.8%
Risk free rate	.18%

Schedule of Proforma Information
Year Ended December 31,
2021
Net revenue	$466,705
Net loss	$(484,560)